Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified						6 Months Ended		1 Months Ended			1 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Apr. 19, 2013	Mar. 31, 2014 Series A Warrants	Mar. 31, 2014 Series B Warrants	Mar. 31, 2014 Series B Warrants After Issuance	Mar. 31, 2014 Series C Warrants	Jan. 30, 2014 Private Placement	Jan. 30, 2014 Subsequent Event Series A Warrants	Jan. 30, 2014 Subsequent Event Series B Warrants	Jan. 30, 2014 Subsequent Event Series B Warrants After Issuance	Jan. 30, 2014 Subsequent Event Series B Warrants Resale Registration Statement	Jan. 30, 2014 Subsequent Event Series C Warrants	Jan. 30, 2014 Subsequent Event Series C Warrants After Issuance	Jan. 30, 2014 Subsequent Event Series C Warrants Resale Registration Statement	Jan. 30, 2014 Subsequent Event Private Placement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues								11,400,000								11,400,000
Share price								$ 0.25								$ 0.25
Common stock issuance upon exercise of warrants								34,200,000								34,200,000
Proceeds from issuance of common stock								$ 2.85								$ 2.85
Class of warrant or right, exercise price of warrants or rights	0	0.27	0.75	0.30	0.35		0.40		0.30	0.35			0.40
Percentage of exercisability of warrants							4.90%						4.90%
Exercise term of warrants						12 months			5 years		12 months	6 months		18 months	9 months